Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019	Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019
Revenues
Net interest revenue	[1]	$ 8,066		$ 10,644		$ 27,883		$ 31,461
Total revenue		10,665		10,499		31,802		30,725
Operating expenses
Employee compensation and benefits		3,050		2,849		9,010		8,500
Provision for income taxes		445		813		1,354		2,089
Net income	[2]	$ 2,248		$ 3,248		$ 6,752		$ 8,830
Earnings per share - basic (Canadian dollars)		$ 1.21		$ 1.75		$ 3.63		$ 4.72
Earnings per share - diluted (Canadian dollars)		$ 1.21		$ 1.74		$ 3.62		$ 4.71
TD Ameritrade [member]
Revenues
Net interest revenue			$ 420		$ 512		$ 1,340		$ 1,490
Fee-based and other revenue			1,778		1,482		4,551		4,435
Total revenue			2,198		1,994		5,891		5,925
Operating expenses
Employee compensation and benefits			507		435		1,451		1,306
Other			612		597		1,824		1,668
Total operating expenses			1,119		1,032		3,275		2,974
Other expense (income)			35		(31)		118		42
Pre-tax income			1,044		993		2,498		2,909
Provision for income taxes			255		251		609		706
Net income			$ 789		$ 742		$ 1,889		$ 2,203
Earnings per share - basic (Canadian dollars)			$ 1.46		$ 1.34		$ 3.49		$ 3.94
Earnings per share - diluted (Canadian dollars)			$ 1.45		$ 1.34		$ 3.47		$ 3.93

[1]	Includes $7,141 million and $23,710 million, for the three and nine months ended July 31, 2020, respectively (three and nine months ended July 31, 2019 - $8,838 million and $26,077 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.